Summary of Significant Accounting Policies - Intangibles (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2021
Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights		12 years
Term of bareboat charter		12 years
Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	12 years
Term of bareboat charter	12 years
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Intangible Assets
Amortization Period, Above market time charter			4 years 9 months 18 days
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Intangible Assets
Amortization Period, Above market time charter			4 years 10 months 24 days
Unfavorable contractual rights [Member] | Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights			12 years
Unfavorable contractual rights [Member] | Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	12 years		12 years